Exhibit 99
Capital Auto Receivables Asset Trust 2007-1
December-2007
Distribution Date:       1/15/2008

Original Inputs

Total Pool Balance	$2,092,625,049.88

Class A-1 Notes Balance	$419,000,000.00
Class A-1 Notes Rate	5.32455%

Class A-2 Notes Balance	$525,000,000.00
Class A-2 Notes Rate	5.220%

Class A-3a Notes Balance	$215,000,000.00
Class A-3a Notes Rate	5.000%

Class A-3b Notes Balance	$324,000,000.00
Class A-3b Notes Rate	One Month LIBOR+.01%

Class A-4a Notes Balance	$118,000,000.00
Class A-Aa Notes Rate	5.010%

Class A-4b Notes Balance	$177,151,000.00
Class A-4b Notes Rate	One Month LIBOR+.04%

Class B Notes Balance	$61,153,000.00
Class B Notes Rate	5.150%

Class C Certificates Balance	$28,225,000.00
Class C Certificates Rate	5.380%

Class D Certificates Balance	$9,408,000.00
Class D Certificates Rate	6.570%

Overcollateralization	$4,704,268.00

Reserve Account Deposit	$9,408,206.34

Discount Rate	9.25%

Part I. Collections

Receipts During the Period	$50,838,256.32
Principal on Adminstrative Repurchases	355,198.06
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	1,723,696.32
Scheduled and Simple Payments Advanced	607,108.05
Schedule Principal Advanced	—

Total Collections For the Period	$53,524,258.75

Beginning Pool Aggregate Principal Balance	$1,612,858,910.01
Ending Pool Aggregate Principal Balance	$1,563,559,052.21

Scheduled Principal Collection	45,489,189.44

Beginning Aggregate Discounted Principal Balance	$1,465,522,711.21
Ending Aggregate Discounted Principal Balance	$1,422,458,301.97

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$53,524,258.75
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	91,059.95
Less: Total Servicing Fee	1,344,049.09
Less: Net Amount due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	6,163,036.60
Less: Principal Due to Noteholders	43,064,409.24
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$3,043,823.77

Capital Auto Receivables Asset Trust 2007-1
December-2007
Distribution Date:       1/15/2008

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$12,359.15	0.029497
Monthly Principal	2,881,443.18	6.876953

Distributable Amount	$2,893,802.33

Class A-2 Notes Distributable Amount
Monthly Interest	$2,283,750.00	4.350000
Monthly Principal	40,182,966.06	76.538983

Distributable Amount	$42,466,716.06

Class A-3a Notes Distributable Amount
Monthly Interest	$895,833.33	4.166667
Monthly Principal	—	—

Distributable Amount	$895,833.33

Class A-3b Notes Distributable Amount
Monthly Interest	$1,314,787.50	4.057986
Monthly Principal	—	—

Distributable Amount	$1,314,787.50

Class A-4a Notes Distributable Amount
Monthly Interest	$492,650.00	4.175000
Monthly Principal	0.00	0.000000

Distributable Amount	$492,650.00

Class A-4b Notes Distributable Amount
Monthly Interest	$723,157.45	4.082153
Monthly Principal	0.00	0.000000

Distributable Amount	$723,157.45

Class B Notes Distributable Amount
Monthly Interest	$262,448.29	4.291667
Monthly Principal	—	—

Distributable Amount	$262,448.29

Class C Notes Distributable Amount
Monthly Interest	$126,542.08	4.483333
Monthly Principal	—	—

Distributable Amount	$126,542.08

Class D Notes Distributable Amount
Monthly Interest	$51,508.80	5.475000
Monthly Principal	—	—

Distributable Amount	$51,508.80

Total Servicing Fee	$1,344,049.09	0.642279

LIBOR Rate effective for current Distribution Period	5.03%

Capital Auto Receivables Asset Trust 2007-1
December-2007
Distribution Date:        1/15/2008
Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$—
Simple Interest Advances	607,108.05
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$607,108.05
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$1,612,858,910.01	$1,563,559,052.21
Total Pool Factor	0.7707348	0.7471759
Class A-1 Notes Balance	$2,881,443.18	$0.00
Class A-1 Notes Principal Factor	0.0068770	0.0000000
Class A-2 Notes Balance	$525,000,000.00	$484,817,033.94
Class A-2 Notes Principal Factor	1.0000000	0.9234610
Class A-3a Notes Balance	$215,000,000.00	$215,000,000.00
Class A-3a Notes Principal Factor	1.0000000	1.0000000
Class A-3b Notes Balance	$324,000,000.00	$324,000,000.00
Class A-3b Notes Principal Factor	1.0000000	1.0000000
Class A-4a Notes Balance	$118,000,000.00	$118,000,000.00
Class A-4a Notes Principal Factor	1.0000000	1.0000000
Class A-4b Notes Balance	$177,151,000.00	$177,151,000.00
Class A-4b Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$61,153,000.00	$61,153,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$28,225,000.00	$28,225,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$9,408,000.00	$9,408,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period

Number of Accounts	99,653	87,780	86,310
Weighted Average Coupon	4.48	4.37	4.36
Weighted Average Remaining Term	53.42	46.76	46.01
Weighted Average Age	9.47	16.27	17.04

Capital Auto Receivables Asset Trust 2007-1
December-2007
Distribution Date:        1/15/2008
Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$9,408,206.34
Draw for Servicing Fee	—	—
Draw for Class A-1 Notes Distributable Amount	—	—
Draw for Class A-2 Notes Distributable Amount	—	—
Draw for Class A-3a Notes Distributable Amount	—	—
Draw for Class A-3b Notes Distributable Amount	—	—
Draw for Class A-4a Notes Distributable Amount	—	—
Draw for Class A-4b Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$9,408,206.34

Preceding Collection Period
Specified Reserve Account Balance	$9,408,206.34
Reserve Account Balance	$9,408,206.34
Current Collection Period
Specified Reserve Account Balance	$9,408,206.34
Reserve Account Balance	$9,408,206.34
Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Certificateholders’ Interest Carryover Shortfall	$—	—
Certificateholders’ Principal Carryover Shortfall	$—	—

Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
December	1,588,208,981.11	1,640,010.30	1.2391
November	1,641,466,058.24	1,976,654.72	1.4450
October	1,702,459,259.66	1,710,561.37	1.2057
Three Month Average Loss Rate			1.2966

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge offs	$2,092,625,049.88	8,759,291.25	0.0042

Delinquency Rate+A29	Total Accounts	Accounts over 60	% Delinquent
December	86,310	704	0.8157
November	87,780	655	0.7462
October	89,435	667	0.7458
Three Month Average Delinquency Rate			0.7692

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	3,657	68,995,054.35
61 - 90 days	655	13,164,652.58
> 90 days	49	1,065,267.89
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-1 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2007-1
December-2007
Distribution Date:        1/15/2008
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.90
2	1.04
3	0.92
4	1.13
5	1.20
6	0.92
7	1.47
8	1.13
9	0.73
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events

Early Amortization Events

1) Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2) Has an Event of Default occurred?	No

3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2007-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-1 will perform in the future.